Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET
8.	INVENTORIES, NET

Inventories, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Raw materials	1,643,328	2,017,541	259,735
Work-in-progress	2,772,024	7,071,984	910,435
Finished goods	3,877,935	2,667,612	343,423
Total	8,293,287	11,757,137	1,513,593

During the years ended December 31, 2022, 2023 and 2024, our obsolete and slow-moving inventories amounted to nil, HK$267,847 and HK$20,716 (approximately US$2,667), respectively.